Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ 152,977	$ (1,850,096)	$ 414,674
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	1,082	7,925	12,965
Net change in cash flow hedges	(49,112)	1,726	7,589
Net other comprehensive (loss) income to be reclassified to net income (loss) in subsequent periods	(48,030)	9,651	20,554
Other comprehensive income (loss) not to be reclassified to net income (loss) in subsequent periods:
Remeasurement (losses) gains on defined benefit plans	(1,753)	(3,162)	1
Income tax effect	229	412	0
Net other comprehensive (loss) income not to be reclassified to net income (loss) in subsequent periods	(1,524)	(2,750)	1
Other comprehensive (loss) income, net of tax	(49,554)	6,901	20,555
Total comprehensive income (loss)	103,423	(1,843,195)	435,229
Total comprehensive income (loss) attributable to Viking Holdings Ltd	102,788	(1,843,657)	435,278
Total comprehensive income (loss) attributable to non-controlling interests	$ 635	$ 462	$ (49)